Business Acquisitions (Details) In Thousands, unless otherwise specified	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY
Cash	$ 6,006	38,817			$ 808	5,516
Accounts receivable	219,957	1,421,690			87	596
Inventories	197,113	1,274,040			1,825	12,456
Other current assets	25,886	167,311			944	6,446
Property and equipment	68,630	443,588			199	1,355
Other non-current assets	11,651	75,308			74	508
Payable for acquisition of technology					(745)	(5,086)
Advance from customers					(2,003)	(13,674)
Other current liabilities	(69,667)	(450,285)			(2,378)	(16,233)
Deferred tax assets, non current					494	3,362
Deferred tax liabilities	(452)	(2,923)			(9)	(63)
Goodwill	136,594	882,874	48,115	317,560	1,437	9,817
Purchase consideration	$ 332,930	2,151,893			$ 733	5,000